Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings /(Accumulated deficit)	Accumulated other comprehensive income/(loss)	Total
Balance at Dec. 31, 2023		$ 433	$ 767	$ 120,714	$ 89,685	$ 137,737	$ (43,064)	$ 306,272
Balance (in Shares) at Dec. 31, 2023	[1]	4,332,000	7,668,000
Capital contribution				72				72
Net loss						(285,132)		(285,132)
Appropriation to statutory reserve
Foreign currency translation adjustment							(5,039)	(5,039)
Balance at Jun. 30, 2024		$ 433	$ 767	120,786	89,685	(147,395)	(48,103)	16,173
Balance (in Shares) at Jun. 30, 2024	[1]	4,332,000	7,668,000
Balance at Dec. 31, 2024		$ 658	$ 767	6,664,624	89,685	(522,851)	(48,180)	6,184,703
Balance (in Shares) at Dec. 31, 2024	[1]	6,582,000	7,668,000
Share-based payment		$ 280		585,953				586,233
Share-based payment (in Shares)	[1]	2,800,000
Net loss						(2,037,496)		(2,037,496)
Appropriation to statutory reserve
Foreign currency translation adjustment							(1,346)	(1,346)
Balance at Jun. 30, 2025		$ 938	$ 767	$ 7,250,577	$ 89,685	$ (2,560,347)	$ (49,526)	$ 4,732,094
Balance (in Shares) at Jun. 30, 2025	[1]	9,382,000	7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023